Reverse Stock Split (Details Textual) - Subsequent Event [Member]	Jan. 11, 2017
Class of Stock [Line Items]
Equity, Reverse Stock Split	1-for-32
Equity Note, Changes in Capital Structure, Retroactive Impact	the Company's pre-reverse split 400,000,000 authorized shares of common stock was proportionately reduced to 12,500,000 authorized shares of common stock as a result of the split.